SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

18.                                                 SHARE-BASED COMPENSATION

2006 Equity Incentive Plan

On June 26, 2006, the Group adopted the 2006 Equity Incentive Plan, which was amended and restated in May 2010 (collectively, the “2006 Plan”).  The 2006 Plan allows the Group to grant options to its employees and directors to purchase up to 10,872,000 ordinary shares subject to vesting requirement.  In March 2008, November 2008, and May 2010, the Company increased the total number of ordinary shares available for issuance under the 2006 Plan by 3,200,000, 5,426,012, and 4,000,000 shares, respectively, resulting in a total of 23,498,012 options available for grant under the 2006 Plan.  The share option information for all periods presented has reflected the 4-for-1 stock split in May 2010 pursuant to the anti-dilution provisions under the 2006 Plan.

On February 28, 2010, the Company granted 140,000 employee options with an exercise price of US$1.47 per share, of which 25% vest on the first anniversary of the grant date, 6.25% vest each quarter over the next three years thereafter. The contractual life is 8 years from the date of grant.

On May 18, 2010, the Company granted 600,000 employee options with an exercise price of US$1.29 per share, of which 50% vested on July 6, 2010 upon pricing on the date of the prospectus of an initial public offering and the remaining 50% vested on November 2, 2010. The contractual life is 8 years from the date of grant.

On August 16, 2010, the Company granted 2,400,000 options with an exercise price of US$2.66 per share for 2,360,000 options and US$1.47 per share for 4,000 options respectively. 2,300,000 options vested on the filing date of the Company’s 2010 annual report on Form 20-F as the net revenues for the year ended December 31, 2010 met US$176.4M. The contractual life is 1 years from the date of grant. In addition, 60,000 options vest over four years where 25% vest on the first anniversary of the grant date, and 6.25% vest each quarter over the next three years thereafter. The contractual life is 8 years from the date of grant. The remaining 40,000 options vest over four years, where 20% vest on the first anniversary of the grant date, 5% vest each quarter over the second year, and 7.5% vest each quarter over the next two years thereafter. The contractual life is 8 years from the date of grant.

On December 17, 2010, the Company granted 150,000 employee options with an exercise price of US$2.50 per share, of which 33.33% vest on the first anniversary of the grant date, and 8.33% vest each quarter over the next two years thereafter.  The contractual life is 8 years from the date of grant.

On April 7, 2011, the Company granted to employees 240,000 options, which vested immediately on the grant date. The contractual life of the nonvested shares is 8 years from the date of grant.

On April 15, 2011, the Company granted options on 320,000 shares with an exercise price of US$1.25 per share to employees. 50% of the options vest on the first and second anniversary of the grant date respectively. The contractual life is 8 years from the date of grant.

On April 15, 2011, the Company granted options on 1,052,000 shares with an exercise price of US$3.75 per share to employees. The vesting of the options will be on the filing date of the company’s 2011 annual report on Form 20-F, and contingent upon the achievement of certain profit targets for the year ended December 31, 2011 which is considered probable.  The exercise price will be adjusted if the actual profits for 2011 exceed the profit targets. The contractual life is 8 years from the date of grant.

On September 1, 2011 (the “2011 repricing date”), the Company’s board of directors and compensation committee approved to amend the terms of 21,013,820 stock options granted to employees to reduce the exercise price of all outstanding share options to US$0.0025 or US$0.245 per share based on the closing price of the Company’s ADSs on NYSE on September 1, 2011. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of US$15,092, of which US$13,221 was recognized in the year ended December 31, 2011, and the remaining is recognized ratably over the remaining vesting period of the awards.

On October 1, 2011, the Company granted 800,000 options with an exercise price of US$0.75 per share. The options vested immediately on the grant date. The contractual life is 4 years from the date of grant.

On January 31, 2012, the Company granted 752,000 employee options with an exercise price of US$0.245 per share, of which 20% will vest on the first anniversary of the grant date, and 5% will vest each quarter in the second year, and 7.5% will vest each quarter over the next two years thereafter. The contractual life is 8 years from the date of grant.

On July 11, 2012, the Company granted 200,000 options which vested immediately on the grant date. The contractual life of the nonvested shares is 4 years from the date of grant.

On December 15, 2012 (the “2012 repricing date”), the Company’s board of directors and compensation committee approved to amend the terms of certain stock options granted to employees to reduce the exercise price of 13,883,328 outstanding share options granted before 2011to nil per share. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of US$1,522, of which US$1,408 was recognized in the year ended December 31, 2012, and the remaining is recognized ratably over the remaining vesting period of the awards.

A summary of option activity under the Plan as of December 31, 2012, and changes during the year then ended is presented below:

		Weighted		Weighted-average	Aggregate
		average		remaining	intrinsic
Options	Shares	exercise price		contractual term	value

Outstanding at January1, 2012	16,059,328	$	US0.20
Granted*	14,835,328	$	US0.01
Exercised	(8,600,000)	$	US0.28
Forfeited	(1,056,000)	$	US0.25
Cancelled*	(13,883,328)	$	US0.16
Outstanding at December 31, 2012	7,355,328	$	US0.12	4.6 years	2,025
Exercisable at December 31, 2012	5,747,833	$	US0.12	4.2 years	1.494

* Due to the share option modification in December 2012, 13,883,328 old share options were cancelled and replaced with the same number of new share options granted.

The weighted average grant date fair values of the options granted during the years ended December 31, 2010, 2011 and 2012 were US$0.88, US$1.25 and US$0.50, respectively.  The total intrinsic value of options exercised during the year ended December 31, 2010, 2011 and 2012 were $nil, $3,744 and $2,387, respectively.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

	Years ended December 31,
	2010	2011	2012

Weighted average risk-free interest rate	1.49%	1.35%	1.44%
Weighted average expected term	1.4 years	2.2 years	4.7 years
Weighted average volatility	41.1%	45.5%	47.1%
Weighted average dividend yield	—	—	—
Weighted fair value of underlying ordinary shares	2.90	1.01	0.62

(a)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(b)                                 Expected term

As the Company did not have historical share option exercise experience, it estimated the expected term base on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(c)                                  Volatility

Volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period similar to the expected term of the options.

(d)                                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the employee share options.

(e)                                  Fair value of underlying ordinary shares

Prior to the completion of IPO in July 2010, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the valuation result of a third-party appraisal by American Appraisal China Limited and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events.  After the completion of IPO, the closing market price of ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of  US$2,924 , US$19,366 and US$4,441 during the years ended December 31, 2010, 2011 and 2012, respectively, based on the fair value on the grant dates over the requisite service period of award according to the graded vesting schedule.

As of December 31, 2012, total unrecognized compensation expense relating to unvested share options was US$1,865.  The amount is expected to be recognized over a weighted average period of 1.08 years according to the graded vesting schedule.